Fair value measurement	12 Months Ended
Dec. 31, 2022
Fair value measurement
Fair value measurement
15. Fair value measurement
The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of an input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.
During the twelve months ended December 31, 2022, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.

	Year Ended December 31, 2022
	Level 1	Level 2	Fair Value	Book Value
Liabilities
Derivative financial instruments (i)	—	(3,562,500)	(3,562,500)	(3,562,500)

	$—	$(3,562,500)	$(3,562,500)	$(3,562,500)

(i)	Refers to the Private Placement Warrants.

	Year Ended December 31, 2021
	Level 1	Level 2	Fair Value	Book Value
Liabilities
Derivative financial instruments	—	(32,226)	(32,226)	(32,226)

	$—	$(32,226)	$(32,226)	$(32,226)

The fair value of the Private Placement Warrants and the New Warrants with an exercise price of $11.50 was estimated based on the Eve’s Public Warrants fair value on May 9, 2022, since they have similar key terms.
The change in the fair value of the Private Placement Warrants from the Closing date until December 31, 2022:

Private Placement Warrants
Balance as of December 31, 2021	$—
Change in fair value	—
Balance as of May 9, 2022	$13,110,000
Change in fair value	(9,547,500)

Balance as of December 31, 2022	$3,562,500

The Public Warrants were remeasured at fair value as of the Closing date and reclassified to equity.